Contingent liabilities and commitments (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2018
Barclays Bank Group [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 19,394	£ 19,012
Notional amount	44,037,099	35,923,730
Financial Services Compensation Scheme [member] | HM Treasury loan facility [member]
Disclosure of contingent liabilities [line items]
Repayment of loan facility	0	4,700
Guarantees and letters of credit pledged as collateral security [member] | Barclays Bank Group [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 15,046	£ 14,275
Guarantees and letters of credit pledged as collateral security [member] | Barclays Bank Group [member] | Barclays Bank UK PLC [member] | UK Banking Business [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities			£ 793